Borrowings - Argentinian Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 904,949	$ 1,007,752	$ 817,651
Net book value of pledged assets	217,800	345,300
Argentina Subsidiaries | IFC due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	20,000
Total borrowings	$ 16,330	$ 18,600
Argentina Subsidiaries | IFC due June 2028 | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | Adeco Agropecuaria S.A. | IFC due June 2028
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	$ 100,000